Analysis of operating revenues and segmental analysis (Tables)	12 Months Ended
Mar. 31, 2018
Analysis of operating revenues and segmental analysis
Schedule of reportable segment information

	Year ended	Year ended	Year ended
	March 31,	March 31,	March 31,
	2018	2017	2016
	€M	€M	€M
External revenues	7,151.0	6,647.8	6,535.8

Reportable segment profit after income tax	1,450.2	1,315.9	1,241.6	(i)

Other segment information:
Depreciation	(561.0)	(497.5)	(427.3)
Finance expense	(60.1)	(67.2)	(71.1)
Finance income	2.0	4.2	17.9
Capital expenditure – cash	(1,470.6)	(1,449.8)	(1,217.7)

	At March 31,	At March 31,	At March 31,
	2018	2017	2016
	€M	€M	€M
Reportable segment assets	12,361.8	11,989.7	11,218.3
Reportable segment liabilities	7,892.9	7,566.7	7,621.5

(i)	Excludes the gain of €317.5 million on the sale of the Aer Lingus Shareholding recognised in the financial year ended March 31, 2016.

Schedule of geographical information for revenue by country of origin

	Year ended	Year ended	Year ended
	March 31,	March 31,	March 31,
	2018	2017	2016
	€M	€M	€M
Ireland	500.6	739.0	672.9
United Kingdom	1,644.7	1,690.3	1,843.9
Other European countries	5,005.7	4,218.5	4,019.0
	7,151.0	6,647.8	6,535.8